Trade and other receivables, net - Movements in Allowance for Trade Receivables (Details) - Trade and other receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance For Doubtful Trade Receivables [Roll Forward]
Beginning balance	$ 3,965	$ 3,773	$ 2,503
Charge of the year	2,022	2,192	3,656
Acquisition of subsidiary	0	0	46
Unused amounts reversed	(970)	(769)	(1,314)
Used during the year	(1,456)	(446)	(48)
Exchange differences	(538)	(785)	(1,070)
Ending balance	$ 3,023	$ 3,965	$ 3,773